United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated InterContinental Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—97.5%
		Austria—4.7%
180,500		Erste Group Bank AG	$4,631,915
22,240		Raiffeisen Bank International AG	569,837
14,500		Komercni Banka AS	3,365,942
240,000		UNIQA Versicherungen AG	2,879,143
83,936		Va Stahl AG	3,600,913
92,000		Vienna Insurance Group	4,458,808
		TOTAL	19,506,558
		Brazil—2.6%
300,000		Ambev SA, ADR	2,187,000
152,000		Banco Bradesco SA, ADR	2,772,480
153,000		Itau Unibanco Holding SA, ADR	2,754,000
110,000		Petroleo Brasileiro SA, ADR	2,289,100
90,000		Vale SA, ADR	1,048,500
		TOTAL	11,051,080
		Canada—9.2%
25,000		Agrium, Inc.	2,364,113
75,000		Canadian National Railway Co.	5,386,508
66,100		CI Financial Corp.	2,169,087
50,000		Cogeco Cable, Inc.	2,883,289
32,000		Dollarama, Inc.	2,724,400
90,000		First Quantum Minerals Ltd.	2,020,509
20,000		Magna International, Inc.	2,267,635
78,000		Peyto Exploration & Development Corp.	2,764,039
103,000		RioCan Real Estate Investment Trust	2,566,237
162,000		Suncor Energy, Inc.	6,649,553
130,000		Toronto Dominion Bank	6,844,937
		TOTAL	38,640,307
		Denmark—7.7%
2,020		A.P. Moller - Maersk A/S, Class B	5,059,888
185,000		Danske Bank A/S	5,201,891
163,582		DSV, De Sammensluttede Vognmad AS	5,018,065
82,929	[1]	Jyske Bank A/S	4,520,288
25,429		NKT Holding A/S	1,498,225
176,900		Novo Nordisk A/S, ADR	8,130,324
84,500	[1]	Sydbank AS	2,598,097
		TOTAL	32,026,778
		Germany—17.0%
36,900		Allianz SE	6,293,354
31,400		Bayer AG	4,210,404
70,900		Bayerische Motoren Werke AG	8,253,935
19,382		Continental AG	4,138,406
142,700		Daimler AG	11,670,102
230,500		Deutsche Post AG	7,536,847
100,953	[1]	Dialog Semiconductor PLC	2,975,955
59,000		Gerresheimer AG	4,263,790
1

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
41,538		HeidelbergerCement AG	$3,133,934
17,000	[1]	MorphoSys AG	1,568,300
76,400		Rheinmetall AG	4,131,398
69,200		Siemens AG	8,668,867
77,500		Symrise AG	4,140,475
		TOTAL	70,985,767
		Italy—1.7%
40,000		Azimut Holding SpA	1,041,180
248,900	[1]	Cerved Information Solutions SpA	1,556,728
115,000	[1]	Fiat SpA	1,124,221
21,000		Luxottica Group SpA	1,121,659
279,583		Unicredito Italiano SpA	2,163,749
		TOTAL	7,007,537
		Japan—28.9%
217,600		Aisin Seiki Co.	8,041,444
660,000		Asahi Kasei Corp.	5,292,941
48,000		Chugai Pharmaceutical Co. Ltd.	1,520,111
67,000		Disco Corp.	4,282,282
197,000		Fuji Heavy Industries Ltd.	5,595,978
518,000		Hitachi Ltd.	3,915,681
167,000		Honda Motor Co. Ltd.	5,638,627
225		Hoshino Resorts REIT, Inc.	2,156,038
174,000		Ikyu Corp.	2,444,980
3,100		Japan Hotel REIT Investment Corp.	1,874,093
784,000		Kubota Corp.	11,197,309
310,000		Mitsui & Co.	5,053,198
100,900		Murata Manufacturing Co. Ltd.	9,633,722
627,000		Nippon Express Co. Ltd.	2,868,490
466,000		Nomura Holdings, Inc.	2,989,172
120,000		NTT DOCOMO, INC.	2,074,295
8,800		Oriental Land Co. Ltd.	1,712,298
389,000		Orix Corp.	5,869,864
870,000		Osaka Gas Co.	3,578,836
95,500		Resorttrust, Inc.	2,095,502
569,000		Sekisui House Ltd.	7,153,174
184,000		Shionogi and Co.	4,332,741
79,100		Tokio Marine Holdings, Inc.	2,411,126
480,000		Tokyu Corp.	3,330,866
740,592		Toto Ltd.	9,004,266
185,300		United Arrows Ltd.	6,785,458
		TOTAL	120,852,492
		Norway—9.9%
322,777		DNB Bank ASA	6,020,220
146,064		Fred Olsen Energy ASA	3,424,212
30,000		Royal Caribbean Cruises Ltd.	1,912,801
183,100		Seadrill Ltd.	6,741,490
392,443		Statoil ASA	11,017,366
161,090		Subsea 7 SA	2,679,657
143,958		TGS Nopec Geophysical Co. ASA	4,041,448
2

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
109,242		Yara International ASA	$5,481,532
		TOTAL	41,318,726
		South Korea—9.3%
36,500		Coway Co. Ltd.	3,063,416
45,400		Hyundai Motor Co.	10,432,664
126,700		Kia Motors Corp.	7,647,359
92,100		Korea Electric Power Corp.	3,833,148
14,500	[1]	LG Innotek Co., Ltd.	1,923,418
9,976		Samsung Electronics Co.	12,141,017
		TOTAL	39,041,022
		Spain—4.2%
71,343		ACS Actividades de Construccion y Servicios, SA	3,004,888
33,600		Amadeus IT Holding SA	1,249,415
687,551		Banco Santander, SA	6,856,900
25,000		Grifols SA	1,163,837
427,812		Iberdrola SA	3,139,476
74,000		INDITEX	2,143,983
		TOTAL	17,558,499
		Turkey—2.3%
275,000		Aygaz AS	1,221,375
70,700		BIM Birlesik Magazalar AS	1,661,606
1,000,000		Emlak Konut Gayrimenkul Yatirim	1,258,385
600,000		Enka Insaat ve Sanayi AS	1,501,735
360,000		Turkiye Halk Bankasi AS	2,639,834
565,000		Turkiye Is Bankasi (Isbank), Class C	1,458,571
		TOTAL	9,741,506
		TOTAL COMMON STOCKS (IDENTIFIED COST $334,634,515)	407,730,272
		U.S. TREASURIES—0.8%
$300,000	[2]	United States Treasury Bill, 0.01%, 10/2/2014	299,996
750,000	[2,3]	United States Treasury Bill, 0.02%, 10/30/2014	749,970
2,185,000	[2,3]	United States Treasury Bill, 0.02%, 11/6/2014	2,184,900
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,234,853)	3,234,866
		INVESTMENT COMPANY—2.6%
11,074,223	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	11,074,223
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $348,943,591)[6]	422,039,361
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[7]	(4,913,758)
		TOTAL NET ASSETS—100%	$417,125,603
At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1IBEX 35 Index, Long Future	30	$4,217,289	September 2014	$168,605
1S&P/TSX 60 Index, Long Future	105	$17,330,360	September 2014	$819,370
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$987,975
The average notional value of futures contracts held by the Fund throughout the period was $15,923,225. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
3

At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/8/2014	6,220,000 EUR	$8,461,253	$(288,097)
9/16/2014	17,200,000 GBP	$28,943,472	$(392,405)
Contracts Sold:
9/8/2014	23,500,000 EUR	$ 31,996,425	$1,117,140
9/16/2014	6,271,300,000 JPY	$ 61,758,522	$1,476,178
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$1,912,816
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $648,457 and $1,363,225, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	At August 31, 2014, the cost of investments for federal tax purposes was $348,943,591. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $73,095,770. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $82,546,869 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,451,099.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
4

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments In Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,912,800	$—	$—	$1,912,800
International	405,817,472	—	—	405,817,472
Debt Securities:
U.S. Treasuries	—	3,234,866	—	3,234,866
Investment Company	11,074,223	—	—	11,074,223
TOTAL SECURITIES	$418,804,495	$3,234,866	$—	$422,039,361
OTHER FINANCIAL INSTRUMENTS*	$987,975	$1,912,816	$—	$2,900,791
*	Other financial instruments include futures contracts and foreign exchange contracts.
5

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
REIT	—Real Estate Investment Trust
6
Federated International Strategic Value Dividend Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.3%
	Banks—14.6%
437,800	Australia & New Zealand Banking Group, Melbourne	$13,668,984
244,100	Bank of Montreal	18,781,758
227,200	Canadian Imperial Bank of Commerce	21,712,823
2,486,000	HSBC Holdings PLC	26,908,693
485,000	National Australia Bank Ltd., Melbourne	15,944,411
200,000	Svenska Handelsbanken AB, Class A	9,374,396
591,100	Swedbank AB, Class A	15,053,947
409,000	Westpac Banking Corp. Ltd., Sydney	13,384,788
	TOTAL	134,829,800
	Energy—18.1%
2,294,000	BP PLC	18,342,936
661,800	Crescent Point Energy Corp.	27,389,865
1,140,600	ENI SpA	28,445,310
585,545	Royal Dutch Shell PLC, Class B	24,744,418
854,705	Statoil ASA	23,994,816
401,906	Total S.A.	26,504,694
268,000	Vermilion Energy Inc.	17,433,680
	TOTAL	166,855,719
	Food & Staples Retailing—2.2%
586,200	Woolworth's Ltd.	19,796,952
	Food Beverage & Tobacco—16.6%
661,115	British American Tobacco PLC	39,001,132
883,155	Imperial Tobacco Group PLC	38,515,974
486,527	Nestle S.A.	37,759,434
847,849	Unilever PLC	37,426,630
	TOTAL	152,703,170
	Insurance—2.1%
96,875	Muenchener Rueckversicherungs-Gesellschaft AG	19,424,388
	Media—4.4%
721,000	Pearson PLC	13,298,210
1,082,700	Shaw Communications, Inc., Class B	27,274,122
	TOTAL	40,572,332
	Pharmaceuticals Biotechnology & Life Sciences—11.0%
1,617,643	GlaxoSmithKline PLC	39,597,825
206,100	Novartis AG	18,487,375
41,900	Roche Holding AG	12,217,886
284,753	Sanofi	31,241,789
	TOTAL	101,544,875
	Technology Hardware Storage & Peripherals—21.2%
489,200	BCE, Inc.	22,023,673
329,500	Rogers Communications, Inc., Class B	13,430,921
8,351,385	Singapore Telecom Ltd.	26,009,277
39,820	Swisscom AG	23,118,632
824,950	Telef Brasil, ADR	17,653,930
754,000	Telenor ASA	17,286,909
1,727,000	TeliaSonera AB	12,601,781
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—continued
5,503,515		Telstra Corp. Ltd.	$28,578,474
10,103,818		Vodafone Group PLC	34,679,667
		TOTAL	195,383,264
		Utilities—8.1%
4,376,000		Centrica PLC	23,203,639
855,167		National Grid PLC	12,763,051
557,800		Scottish & Southern Energy PLC	14,057,049
1,660,770		United Utilities Group PLC	24,179,814
		TOTAL	74,203,553
		TOTAL COMMON STOCKS (IDENTIFIED COST $823,659,978)	905,314,053
		INVESTMENT COMPANY—1.0%
8,784,325	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	8,784,325
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $832,444,303)[3]	914,098,378
		OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	6,882,709
		TOTAL NET ASSETS—100%	$920,981,087
At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Depreciation
Contracts Purchased:
9/2/2014	2,121,408 CHF	$2,319,061	$(8,286)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $5,838 and $10,137, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Affiliated holding.
2	7-day net yield.
3	At August 31, 2014, the cost of investments for federal tax purposes was $832,444,303. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $81,654,075. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $93,402,108 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,748,033.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
2

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CHF	—Swiss Franc
3
Federated Emerging Markets Equity Fund
(formerly, Federated Global Equity Fund)
Portfolio of Investments
August 31, 2014 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.3%
		Austria—4.0%
4,500		Erste Group Bank AG	$115,477
1,400		OMV AG	54,082
823		Raiffeisen Bank International AG	21,087
4,600		UNIQA Versicherungen AG	55,184
1,900		Va Stahl AG	81,511
600		Vienna Insurance Group	29,079
5,500		Wienerberger Baustoffindustrie AG	82,241
		TOTAL	438,661
		Brazil—11.7%
22,900		Ambev SA, ADR	166,941
9,000		Banco Bradesco SA, ADR	164,160
7,200		BB Seguridade Participacoes SA	114,955
5,200		CIELO S.A.	97,937
13,620		Itau Unibanco Holding SA, ADR	245,160
3,500		Kroton Educacional SA	104,586
10,000		Petroleo Brasileiro SA, ADR	208,100
7,800		Souza Cruz SA	73,035
9,800		Vale SA, ADR	114,170
		TOTAL	1,289,044
		China—14.1%
1,000	[1]	Baidu.com, Inc., ADR	214,520
30,000		Brilliance China Automotive Holdings Ltd.	55,354
340,000		China Construction Bank	252,257
22,000		China Oilfield Services Ltd.	64,864
40,000		China Overseas Land & Investment	112,515
32,000		Great Wall Motor Company Ltd.	135,638
90,000		Huaneng Power International, Inc.	108,580
1,300		NetEase.com, Inc., ADR	114,452
400		PetroChina Co. Ltd., ADR	56,720
18,000		Sinopharm Medicine Holding Co., Ltd.	62,942
18,700		Tencent Holdings Ltd.	305,230
48,000		Want Want China Holdings Ltd.	59,334
		TOTAL	1,542,406
		Colombia—3.5%
2,200		Bancolombia S.A., ADR	139,216
3,400		Ecopetrol SA, ADR	117,572
5,000		Grupo Argos SA	61,904
2,850		Grupo de Inversiones Suramericana	65,436
		TOTAL	384,128
		Czech Republic—1.4%
1,200		CEZ A.S.	34,820
500		Komercni Banka A.S.	116,067
		TOTAL	150,887
		Germany—0.8%
1,100		Daimler AG	89,959

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Greece—0.9%
50,000	[1]	Alpha Bank AE	$43,755
1,600		Greek Organization of Football Prognostics	25,417
2,000	[1]	Hellenic Telecommunication Organization SA	28,592
		TOTAL	97,764
		Hong Kong—1.7%
6,000		Galaxy Entertainment Group Ltd.	45,174
30,000		Hang Lung Properties Ltd.	99,290
6,400		Sands China Ltd.	41,703
		TOTAL	186,167
		Hungary—0.3%
1,900		OTP Bank RT	32,824
		India—7.2%
2,600	[2]	Axis Bank Ltd., GDR	86,372
1,400	[2]	Gail India Ltd., GDR	62,034
3,300		ICICI Bank Ltd., ADR	176,550
2,000		Infosys Technologies Ltd., ADR	119,000
3,850	[2]	Larsen & Toubro Ltd., GDR	96,789
3,200		Tata Motors Ltd., ADR	154,208
11,100	[2]	Tata Steel Ltd., GDR	94,794
		TOTAL	789,747
		Indonesia—6.7%
46,300		Indocement Tunggal Prakarsa	95,984
200,000		PT Astra International Tbk	129,515
80,800		PT Bank Mandiri	71,665
170,000		PT Bank Rakyat Indonesia	160,590
255,000		PT Surya Citra Media Tbk	89,596
360,000		PT Telekomunikasi Indonesia	82,015
39,500		PT Unilever Indonesia Tbk	104,765
		TOTAL	734,130
		Italy—0.4%
5,286		Unicredito Italiano SpA	40,909
		Mexico—3.0%
2,700		America Movil S.A.B. de C.V., Class L, ADR	66,177
700		Fomento Economico Mexicano, SA de C.V., ADR	67,837
11,500		Grupo Financiero Banorte S.A. de C.V.	81,074
18,000		Grupo Financiero Inbursa, S.A. de C.V., Class O	55,170
15,000		Nuevo Grupo Mexico SA, Class B	54,658
		TOTAL	324,916
		Norway—0.6%
3,000		Telenor ASA	68,781
		Russia—2.7%
4,900	[1,2]	Mail.RU Group Ltd., GDR	131,565
2,800		QIWI PLC, ADR	104,412
2,300	[1]	Yandex NV	65,389
		TOTAL	301,366
		South Africa—2.1%
13,600		FirstRand Ltd.	55,146
3,300		Mr. Price Group Ltd.	63,331
2,500		MTN Group Ltd.	56,496

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Africa—continued
900		Sasol Ltd., ADR	$52,722
		TOTAL	227,695
		South Korea—18.8%
2,670	[1]	Cheil Communications, Inc.	60,434
3,000		Doosan Heavy Industries and Construction Co. Ltd.	85,359
3,100	[1]	Hynix Semiconductor, Inc.	138,804
1,085		Hyundai Motor Co.	249,327
3,623		Kia Motors Corp.	218,677
550	[1]	KJB Financial Group Co. Ltd.	6,156
841	[1]	KNB Financial Group Co. Ltd.	11,280
3,900		Korea Electric Power Corp.	162,316
1,150	[1]	LG Innotek Co., Ltd.	152,547
140		NHN Corp.	106,041
1,300		POSCO, ADR	107,640
360		Samsung Electronics Co.	438,128
1,800		Shinhan Financial Group Co. Ltd., ADR	93,078
4,600		SK Telecom Co. Ltd., ADR	137,632
7,257	[1]	Woori Finance Holdings Co. Ltd.	98,411
		TOTAL	2,065,830
		Taiwan—10.6%
117,300		Asia Cement Corp.	160,897
35,400		Au Optronics Corp., ADR	174,876
227,000	[1]	Evergreen Marine	138,598
90,000		First Financial Holding Co. Ltd.	55,703
49,000		Fubon Group Co. Ltd.	79,999
50,400		Hon Hai Precision Industry Co. Ltd.	171,988
46,000		Nan Ya Plastic	108,496
66,000		Taiwan Semiconductor Manufacturing Co.	273,799
		TOTAL	1,164,356
		Thailand—1.5%
4,000		Advanced Info Service Public Co. Ltd, GDR	26,174
5,300		Kasikornbank Public Co. Ltd, GDR	37,336
2,700		PTT Public Co. Ltd., GDR	27,135
2,700		Siam Cement Co. Ltd., GDR	37,195
6,000		Siam Commercial Bank PLC, GDR	35,128
		TOTAL	162,968
		Turkey—4.3%
14,000		Aygaz AS	62,179
1,800		BIM Birlesik Magazalar AS	42,304
53,600		Emlak Konut Gayrimenkul Yatirim	67,449
21,563		Enka Insaat ve Sanayi A.S.	53,969
9,300		Tofas Turk Otomobil Fabrikasi	57,224
17,400		Turkiye Halk Bankasi AS	127,592
24,000		Turkiye Is Bankasi (Isbank), Class C	61,957
		TOTAL	472,674
		United Arab Emirates—2.0%
18,000		Abu Dhabi Commercial Bank	39,315
2,100		DP World Ltd.	39,438
17,000		EMAAR Sukuk Ltd.	47,624
9,000		First Gulf Bank	44,787

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Arab Emirates—continued
12,000		National Bank of Abu Dhabi	$45,696
		TOTAL	216,860
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,839,148)	10,782,072
		U.S. TREASURY—0.1%
16,000	[3,4]	United States Treasury Bills, 0.03%, 10/30/2014 (IDENTIFIED COST $15,999)	15,999
		INVESTMENT COMPANY—0.8%
88,948	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	88,948
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $9,944,095)[7]	10,887,019
		OTHER ASSETS AND LIABILITIES - NET—0.8%[8]	86,953
		TOTAL NET ASSETS—100%	$10,973,972
At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1MSCI Taiwan Index Futures	5	$172,100	September 2014	$4,375
The average notional value of futures contracts held by the Fund throughout the period was $277,030. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, The Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/8/2014	138,000 EUR	$187,726	$(6,392)
10/14/2014	6,850,000 MXN	$522,134	$167
11/13/2014	14,400,000 RUB	$389,505	$(7,611)
Contracts Sold:
9/8/2014	521,000 EUR	$ 709,368	$24,768
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$10,932
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $17,538 and $10,634, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Future Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities - Net”.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $471,554, which represented 4.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2014, is as follows:
	Acquisition Date	Cost	Market Value
Axis Bank Ltd., GDR	4/29/2014	$65,870	$86,372
Gail India Ltd., GDR	4/28/2014	$51,571	$62,034
Larsen & Toubro Ltd., GDR	4/28/2014-4/29/2014	$84,878	$96,789
Mail.RU Group Ltd., GDR	4/11/2014-8/26/2014	$142,124	$131,565
Tata Steel Ltd., GDR	4/28/2014	$77,152	$94,794
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.

6	Affiliated holding.
7	At August 31, 2014, the cost of investments for federal tax purposes was $9,944,095. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $942,924. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,159,972 and net unrealized depreciation from investments for those securities having an excess of cost over value of $217,048.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$10,604,650	$177,422	$—	$10,782,072
Debt Securities:
U.S. Treasury	—	15,999	—	15,999
Investment Company	88,948	—	—	88,948
TOTAL SECURITIES	$10,693,598	$193,421	$—	$10,887,019
OTHER FINANCIAL INSTRUMENTS*	$4,375	$10,932	$—	$15,307
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
MXN	—Mexican Peso
RUB	—Russian Ruble
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014